Supplemental Oil And Gas Data (Standardized Measure Of Discounted Future Net Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Oil and Gas Data [Abstract]
Future cash flows	$ 1,589,961	$ 1,526,957	$ 1,035,152
Future production costs	(403,363)	(377,414)	(246,090)
Future development and abandonment costs	(242,189)	(193,572)	(130,802)
Future net cash flows before income taxes and discount for timing	944,409	955,971	658,260
Future income taxes	(302,694)	(265,493)	(185,203)
Discount for estimated timing of net cash flows	(276,935)	(266,426)	(193,906)
Standardized measure of discounted future net cash flows	$ 364,780	$ 424,052	$ 279,151